Property and equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		$ 3,819		$ 6,464	$ 3,366
Additions		3,077		(1,380)	(1,972)
Disposals		(53)			(2)
Transfer		98
Acquisitions of subsidiaries		6,769
CTA	[1]	(302)		(1,265)	(60)
Closing balance		13,408		3,819	6,464
Adoption of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance					5,132
Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance					8,498
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		10,155		12,285	7,229
Additions		4,860		300	148
Disposals		(128)			(2)
Transfer		98
Acquisitions of subsidiaries		10,978
CTA	[1]	(884)		(2,430)	(222)
Closing balance		25,079		10,155	12,285
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		726		883	900
Additions		96		15	15
Disposals		(6)			(2)
Transfer					2
Acquisitions of subsidiaries		677
CTA	[1]	(59)		(172)	(32)
Closing balance		1,434		726	883
Gross carrying amount [member] | Building Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		2,997		3,617	3,771
Additions		1,055		34	34
Disposals		(21)
Transfer		88
Acquisitions of subsidiaries		3,625
CTA	[1]	(284)		(654)	(188)
Closing balance		7,460		2,997	3,617
Gross carrying amount [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		2,249		2,617	2,558
Additions		400		114	99
Disposals		(4)
Transfer		10			(2)
Acquisitions of subsidiaries		1,105
CTA	[1]	(199)		(482)	(38)
Closing balance		3,561		2,249	2,617
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	[2]	4,183		5,168
Additions	[2]	3,309		137
Disposals	[2]	(97)
Acquisitions of subsidiaries	[2]	5,571
CTA	[1],[2]	(342)		(1,122)	36
Closing balance	[2]	12,624		4,183	5,168
Gross carrying amount [member] | Adoption of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance					5,132
Gross carrying amount [member] | Adoption of IFRS 16 [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	[2]				5,132
Gross carrying amount [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance					12,361
Gross carrying amount [member] | Restatement [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance					900
Gross carrying amount [member] | Restatement [Member] | Building Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance					3,771
Gross carrying amount [member] | Restatement [Member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance					2,558
Gross carrying amount [member] | Restatement [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	[2]				5,132
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(6,336)		(5,821)	(3,863)
Additions		(1,783)		(1,680)	(2,120)
Disposals		75
Acquisitions of subsidiaries		(4,209)
CTA	[1]	582		1,165	162
Closing balance		(11,671)		(6,336)	(5,821)
Accumulated depreciation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(422)		(451)	(376)
Additions		(77)		(71)	(93)
Disposals		1
Acquisitions of subsidiaries		(460)
CTA	[1]	39		100	18
Closing balance		(919)		(422)	(451)
Accumulated depreciation [member] | Building Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(2,070)		(2,045)	(1,630)
Additions		(302)		(391)	(477)
Disposals		14
Acquisitions of subsidiaries		(1,386)
CTA	[1]	185		366	62
Closing balance		(3,559)		(2,070)	(2,045)
Accumulated depreciation [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(1,856)		(2,069)	(1,857)
Additions		(203)		(192)	(277)
Disposals		2
Acquisitions of subsidiaries		(844)
CTA	[1]	177		405	65
Closing balance		(2,724)		(1,856)	(2,069)
Accumulated depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	[2]	(1,988)		(1,256)
Additions		(1,201)	[2]	(1,026)	(1,273)	[2]
Disposals	[2]	58
Acquisitions of subsidiaries	[2]	(1,519)
CTA	[1],[2]	181		294	17
Closing balance	[2]	$ (4,469)		$ (1,988)	(1,256)
Accumulated depreciation [member] | Restatement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance					(3,863)
Accumulated depreciation [member] | Restatement [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance					(376)
Accumulated depreciation [member] | Restatement [Member] | Building Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance					(1,630)
Accumulated depreciation [member] | Restatement [Member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance					$ (1,857)

[1]	CTA - Cumulative translation adjustment
[2]	The Group is the lessee in lease agreements for which the underlying assets are the office spaces located in São Paulo, Grand Cayman, Montevideo, London and Santiago. Depreciation expense relating to these assets was recognized in 2021 for the amount of US$ 1,201 (US$ 1,026 and US$ 1,273 for 2020 and 2019), see note 20 and note 23.